Income taxes - Summary of reconciliation of effective tax rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Loss before tax	$ (1,734)	$ (3,552)	$ (2,743)
Tax at the domestic rates applicable to profits in the countries where the Group operates	(165)	(238)	(241)
Non-deductible expenses	13	46	66
Current year losses for which no deferred tax asset is recognized	194	211	196
Benefits from previously unrecognized tax losses	(36)	(16)	(19)
Income tax expense	$ 6	$ 3	$ 2